Tax Free
                               Short/Intermediate
                                Fixed Income Fund

                               SEMI-ANNUAL REPORT
                                December 31, 1998

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 1998
                                   (unaudited)


  Principal                                                               Maturity     Interest
   Amount                                                                   Date         Rate          Value
-----------                                                               --------      -------    ------------
               MUNICIPAL BONDS (98.9%)
               ESCROWED TO MATURITY (a) (4.9%)
  $  500,000   Chicago, Illinois.........................................   1/1/03       6.500%     $   550,245
   1,570,000   Mashantucket Western Pequot Tribe,
                 Connecticut, Revenue....................................   9/1/03       6.250        1,728,036
   2,150,000   New Jersey State Transportation Authority.................  6/15/00       6.000        2,230,668
                                                                                                    -----------
                 TOTAL ESCROWED TO MATURITY  ............................                           $ 4,508,949
                                                                                                    -----------
               GENERAL OBLIGATIONS (17.9%)
  $1,170,000   Allen, Texas, School District.............................  2/15/03       6.000%     $ 1,267,297
     350,000   Du Page County, Illinois..................................   1/1/03       5.000          365,848
   1,000,000   El Paso, Texas............................................  8/15/01       7.000        1,083,510
     200,000   Florida State.............................................   7/1/99       6.875          203,894
   1,000,000   Hawaii State..............................................  11/1/01       5.850        1,057,630
   1,000,000   Honolulu, Hawaii, City & County...........................   7/1/02       7.250        1,110,170
     500,000   Illinois State............................................   4/1/01       5.000          514,865
     710,000   Kentucky Infrastructure Authority.........................   8/1/99       7.625          742,468
     500,000   Maryland State............................................  7/15/99       6.400          509,115
   1,000,000   Massachusetts State.......................................  11/1/01       5.500        1,051,790
   1,000,000   Milwaukee, Wisconsin, Sewer Revenue, Series A.............  10/1/02       6.700        1,102,600
   1,065,000   Mississippi State.........................................   7/1/03       5.000        1,117,409
     585,000   New Jersey State..........................................  9/15/99       6.250          598,180
   1,000,000   Pittsburgh, Pennsylvania..................................   3/1/03       5.000        1,044,770
   1,000,000   Richmond, Virginia........................................  1/15/03       5.000        1,045,060
   1,075,000   Round Rock, Texas, Independent School District............   8/1/01       7.000        1,162,140
   2,000,000   San Antonio, Texas........................................   8/1/02       8.000        2,278,120
     275,000   Washington State..........................................   1/1/01       6.500          290,749
                                                                                                    -----------
                 TOTAL GENERAL OBLIGATIONS ..............................                           $16,545,615
                                                                                                    -----------
               PRE-REFUNDED (a) (60.4%)
  $1,275,000   Akron, Ohio, Bath Copley Township Hospital................ 11/15/00       7.250%     $ 1,388,029
     500,000   Anchorage, Alaska, Telephone Revenue......................  11/1/00       7.100          542,385
     900,000   Arizona State.............................................   7/1/02       7.000        1,004,895
     500,000   Arizona State Transportation..............................   7/1/01       6.350          539,705
     515,000   Augusta, Georgia, Water and Sewer Revenue.................   5/1/02       6.500          568,004
     125,000   Aurora, Illinois..........................................   1/1/99       7.000          125,000
     300,000   Austin, Texas, Utility System Revenue.....................   9/1/99       7.000          307,791
     200,000   Berkeley County, South Carolina,
                 Water & Sewer Revenue...................................   6/1/01       7.000          219,428
     550,000   Boston, Massachusetts.....................................   2/1/00       7.375          584,958
     250,000   Bucks County, Pennsylvania,
                 Water and Sewer Authority...............................  12/1/02       6.750          277,457


        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 1998 (continued)
                                   (unaudited)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
------------                                                              --------    -----------   -----------
               PRE-REFUNDED (continued)
$  1,000,000   Burke County, Georgia, Development
                 Authority Pollution Control.............................   1/1/03       7.700%     $ 1,170,910
     275,000   Cache County, Utah, School District.......................  6/15/03       5.900          300,690
   1,000,000   Chicago, Illinois.........................................   7/1/02       6.850        1,115,370
     500,000   Chicago, Illinois Center Public Library...................   7/1/02       6.850          557,685
   1,000,000   Cook County, Illinois..................................... 11/15/02       6.300        1,109,910
   1,500,000   Delaware County, Pennsylvania............................. 11/15/02       6.000        1,621,080
     210,000   Delaware County, Pennsylvania,
                 Hospital Revenue........................................  8/15/99       7.125          219,360
     105,000   Delaware County, Pennsylvania,
                 Hospital Revenue........................................  8/15/99       7.200          109,726
     465,000   Delaware Transportation Authority
                 System Revenue..........................................   7/1/01       6.000          491,682
   1,500,000   Denver, Colorado, City and County......................... 11/15/02       7.500        1,728,045
     250,000   District of Columbia, General Obligation..................   6/1/00       6.875          266,840
     200,000   Downtown Savannah Authority,
                 Georgia Revenue.........................................   1/1/99       6.800          204,000
     500,000   Florida State Board of Education..........................   6/1/01       5.500          522,610
     500,000   Florida State Department of
                 National Resource Preservation..........................   7/1/01       6.700          546,520
   1,050,000   Fort Worth, Texas.........................................   3/1/00       6.500        1,089,123
     200,000   Greensburg-Salem, Pennsylvania,
                 School District.........................................   1/1/99       7.100          200,000
   1,000,000   Harris County, Texas......................................  10/1/02       5.750        1,069,660
     365,000   Harrisburg, Pennsylvania, City & County...................   9/1/03       5.875          401,230
     900,000   Hawaii State..............................................  11/1/01       6.000          964,260
     590,000   Illinois Health Facility Authority........................   4/1/99       7.375          607,989
   2,100,000   Illinois Health Facility Authority........................   5/1/02       7.250        2,357,271
     415,000   Illinois State Sales Tax Revenue..........................  6/15/01       6.000          438,219
   1,007,000   Indiana Transportation Finance Authority..................  11/1/02       6.250        1,112,372
   1,000,000   Indianapolis, Indiana, Public Improvement.................   1/1/02       6.700        1,103,570
     500,000   Kentucky State Property &
                 Building Commission.....................................   2/1/01       6.875          542,790
     600,000   Kentucky State Property &
                 Building Commission.....................................   8/1/01       6.500          653,790
   1,000,000   Kentucky State Turnpike Authority.........................  5/15/00       7.250        1,067,150
     250,000   King County, Washington...................................  12/1/00       6.750          265,515
     100,000   Maine Municipal Bond Bank.................................  11/1/99       7.100          103,310
   1,000,000   Martinsville, Virginia, Industrial
                 Development Authority...................................   1/1/01       7.000        1,065,050

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 1998 (continued)
                                   (unaudited)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
------------                                                              --------    -----------   -----------
               PRE-REFUNDED (continued)
$    500,000   Maryland State Health Facilities Authority................   7/1/01       6.750%     $   546,735
     575,000   Maryland Water Quality Financing Authority................   9/1/00       7.250          622,029
   1,150,000   Massachusetts State Health &
                 Education Facility......................................   7/1/00       8.000        1,249,130
     500,000   Massachusetts State Industrial
                 Finance Agency Revenue..................................   9/1/99       7.250          523,570
     155,000   Massachusetts State Water
                 Resources Authority.....................................   4/1/00       7.625          166,168
     230,000   Middlesex County, New Jersey,
                 Utilities Authority Sewer Revenue.......................  3/15/01       6.500          248,446
   1,550,000   Nebraska Public Power District Revenue....................   1/1/03       5.700        1,687,423
   1,000,000   Nebraska Public Power District Revenue....................   1/1/03       6.125        1,104,300
     465,000   New York State Dormitory Authority Revenue................   7/1/00       7.700          503,558
     400,000   New York State Dormitory Authority Revenue................  5/15/02       6.750          445,732
     165,000   New York State Local Government
                 Assistance Corp.........................................   4/1/01       7.250          181,051
     140,000   New York State Medical Care Facilities
                 Finance Agency Revenue..................................  2/15/01       7.500          153,814
     145,000   Ohio State Building Authority,
                 Correctional Facility, Series A.........................   8/1/99       7.350          151,436
     225,000   Ohio State Building Authority,
                 Correctional Facility, Series A.........................  10/1/03       5.000          236,421
     350,000   Pennsylvania State Higher
                 Educational Revenue.....................................   5/1/00       7.250          367,885
     200,000   Philadelphia, Pennsylvania,
                 Gas Works Revenue.......................................   1/1/99       6.750          204,000
     500,000   Phoenix, Arizona, General Obligation......................   7/1/99       6.750          519,010
     500,000   Price Elliot Resh Park, Arizona...........................   7/1/01       7.000          549,700
     305,000   Rhode Island, Convention Center Authority.................  5/15/01       6.700          331,794
     950,000   Rhode Island, Depositors Economic
                 Protection Corp.........................................   8/1/01       7.500        1,057,654
   1,000,000   Richland County, South Carolina...........................   3/1/00       6.750        1,058,540
     300,000   Richland County, South Carolina...........................  10/1/00       6.500          321,147
     625,000   Seattle, Washington Sewer Revenue.........................   1/1/03       6.300          694,219
   1,000,000   Springfield, Illinois.....................................  12/1/99       6.300        1,029,150
   1,200,000   St. Louis, Missouri.......................................   2/1/02       6.250        1,289,904
   1,000,000   Sullivan County, Tennessee, Health,
                Education & Housing Facility.............................  2/15/00       7.200        1,063,150
   1,000,000   Tennessee State...........................................   5/1/03       5.500        1,070,580
     115,000   Texas State...............................................   4/1/00       7.125          122,610


        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 1998 (continued)
                                   (unaudited)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
------------                                                              --------    -----------   -----------
               PRE-REFUNDED (continued)
$    400,000   Texas State...............................................  10/1/00       6.500%     $   421,148
   1,000,000   Tucson, Arizona, Street & Highway
                 User Revenue............................................   7/1/00       6.750        1,058,550
   1,000,000   Tucson, Arizona, Street & Highway
                 User Revenue............................................   7/1/00       6.875        1,060,360
   1,000,000   Tucson, Arizona, Street &
                 Highway User Revenue....................................   7/1/00       6.875        1,060,360
   1,000,000   University of Arizona, Revenue............................   6/1/00       6.900        1,068,280
     755,000   University of Pittsburg, Pennsylvania.....................   6/1/02       6.125          826,370
   2,000,000   Washington State..........................................   2/1/02       6.375        2,172,520
     400,000   Washington Suburban Sanitation

                 District, Maryland......................................   6/1/01       6.900          437,840
     100,000   Wisconsin Health & Educational
                 Facility Authority Revenue..............................  8/15/99       7.400          104,622
     270,000   Wisconsin Public Power System,
                 Power Revenue...........................................   7/1/00       7.400          291,006
     500,000   Wisconsin State...........................................   5/1/02       6.000          535,675
     555,000   Wisconsin State...........................................   5/1/02       6.300          599,772
                                                                                                    -----------
                 TOTAL PRE-REFUNDED  ....................................                           $55,699,038
                                                                                                    -----------
               SALES TAX (4.7%)
$  1,000,000   Inland Protection Financing Corp., Florida................   1/1/03       5.000%     $ 1,046,410
   2,000,000   Municipal Assistance Corp., New York......................   7/1/02       5.000        2,081,300
   1,110,000   Municipal Assistance Corp., New York......................   7/1/03       5.250        1,174,114
                                                                                                    -----------
                 TOTAL SALES TAX  .......................................                           $ 4,301,824
                                                                                                    -----------
               TRANSPORTATION (3.7%)
$    750,000   Illinois State Toll Highway...............................   1/1/99       4.400%     $   750,000
     550,000   Illinois State Toll Highway...............................   1/1/99       4.400          550,000
   2,000,000   New York State Thruway Authority,
                 Highway & Bridge........................................   4/1/02       5.250        2,085,900
                                                                                                    -----------
                 TOTAL TRANSPORTATION  ..................................                           $ 3,385,900
                                                                                                    -----------
               UTILITIES (4.8%)
$    740,000   Long Island Power Authority, New York.....................  12/1/02       5.250%     $   776,756
     500,000   Michigan Municipal Bond Authority Revenue.................  10/1/01       5.000          518,280
   1,000,000   Washington State Public Power Supply......................   7/1/99       7.200        1,020,360
   1,000,000   Washington State Public Power Supply......................   7/1/01       7.625        1,090,610
   1,000,000   Washington State Public Power Supply......................   7/1/02       5.000        1,036,000
                                                                                                    -----------
                 TOTAL UTILITIES ........................................                           $ 4,442,006
                                                                                                    -----------

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 1998 (continued)
                                   (unaudited)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate          Value
------------                                                              --------    -----------   -----------
               WATER/SEWER (2.5%)
$  1,000,000   Dearborn, Michigan, Sewer Disposal System.................   4/1/03       6.500%     $ 1,102,910
     180,000   Houston, Texas, Water & Sewer Systems.....................  12/1/99       5.250          183,494
     500,000   Houston, Texas, Water & Sewer Systems.....................  12/1/01       5.600          525,765
     275,000   Massachusetts State Water Resources Authority.............  12/1/01       6.300          294,602
     150,000   Ocean County, New Jersey, Utilities Authority.............   1/1/01       6.125          157,675
                                                                                                    -----------
                 TOTAL WATER/SEWER  .....................................                           $ 2,264,446
                                                                                                    -----------

TOTAL INVESTMENTS, (identified cost $89,973,460) (b) ............................       98.9%       $91,147,778
CASH AND OTHER ASSETS LESS LIABILITIES ..........................................        1.1          1,122,858
                                                                                       ------       -----------
NET ASSETS  .....................................................................      100.0%       $92,270,636
                                                                                       ======       ===========

----------------
(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

(b) The aggregate cost for federal income tax purposes is $89,973,460. The aggregate gross unrealized appreciation is $1,182,607, and the aggregate gross unrealized depreciation is $8,289 resulting in net unrealized appreciation of $1,174,318.

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998
                                   (unaudited)

ASSETS:
      Investments in securities, at value (identified cost
        $89,973,460) (Note 1) .................................    $91,147,778
         Cash .................................................        665,753
         Interest Receivable ..................................      1,796,289
                                                                   -----------
             Total Assets .....................................     93,609,820
                                                                   -----------
LIABILITIES:
      Payables for:
        Investments purchased .................................      1,272,469
        Fund shares repurchased ...............................          3,000
        Investment advisory fee (Note 2) ......................         19,670
        Administrative fee (Note 2) ...........................         11,802
        Shareholder servicing/eligible institution fee (Note 2)         19,670
        Accrued expenses and other liabilities ................         12,573
                                                                   -----------
             Total Liabilities ................................      1,339,184
                                                                   -----------
NET ASSETS ....................................................    $92,270,636
                                                                   ===========
Net Assets Consist of:
      Paid-in capital .........................................    $91,265,109
      Accumulated net realized loss on investments ............       (168,791)
Net unrealized appreciation on investments ....................      1,174,318
                                                                   -----------
Net Assets ....................................................    $92,270,636
                                                                   ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($92,270,636 / 8,808,499 shares) ........................         $10.48
                                                                        ======

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1998
                                   (unaudited)

NET INVESTMENT INCOME:
      Income:
        Interest ................................................   $ 1,942,738
                                                                    -----------
      Expenses:
        Investment advisory fee (Note 2) ........................       115,962
        Shareholder servicing/eligible institution fees (Note 2)        115,962
        Administrative fee (Note 2) .............................        69,577
        Professional fees .......................................        12,677
        Custodian fee ...........................................        53,004
        Trustees fees and expenses (Note 2) .....................         2,570
        Miscellaneous expenses ..................................        12,452
                                                                    -----------
        Total Expenses ..........................................       382,204
          Fees paid indirectly (Note 3) .........................        (1,399)
                                                                    -----------
             Net Expenses .......................................       380,805
                                                                    -----------
             Net Investment Income ..............................     1,561,933
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN  (Notes 1 and 3):
      Net realized gain on investments ..........................        71,094
Net change in unrealized appreciation on investments ............       620,301
                                                                    -----------
             Net Realized and Unrealized Gain ...................       691,395
                                                                    -----------
      Net Increase in Net Assets Resulting from Operations ......   $ 2,253,328
                                                                    ===========

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          For the
                                                                      six months ended        For the
                                                                      December 31, 1998     year ended
                                                                         (unaudited)       June 30, 1998
                                                                        -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
        Net investment income......................................     $  1,561,933      $  2,667,396
        Net realized gain (loss) on investments....................           71,094           (18,372)
        Net change in unrealized appreciation on investments.......          620,301           401,133
                                                                        ------------      ------------
            Net increase in net assets resulting from operations ..        2,253,328         3,050,157
                                                                        ------------      ------------
      Dividends declared from net investment income................       (1,561,933)       (2,667,396)
                                                                        ------------      ------------

      Shares of beneficial interest transactions (Note 4):
        Net proceeds from sales of shares of beneficial interest...       48,501,723        70,988,470
        Net asset value of shares of beneficial interest
          issued to shareholders in reinvestment of
          dividends ...............................................          548,627         1,067,737
        Net cost of shares of beneficial interest repurchased......      (37,630,652)      (47,993,037)
                                                                        ------------      ------------
          Net increase in net assets resulting from shares of
            beneficial interest transactions ......................       11,419,698        24,063,170
                                                                        ------------      ------------
              Total increase in net assets.........................       12,111,093        24,445,931

NET ASSETS:
      Beginning of year............................................       80,159,543        55,713,612
                                                                        ------------      ------------
      End of year .................................................     $ 92,270,636      $ 80,159,543
                                                                        ============      ============

                       See Notes to Financial Statements.


        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
           Selected per share data and ratios for a share outstanding throughout each period

                                                  For the
                                            six months ended              For the years ended June 30,
                                            December 31, 1998   ------------------------------------------------
                                               (unaudited)      1998       1997       1996       1995      1994
                                            -----------------  ------     ------     ------     ------    ------
Net asset value, beginning of period.......       $10.40        $10.33    $10.26    $10.28      $10.11    $10.29

Income from investment operations:
   Net investment income...................         0.18          0.36      0.37      0.37        0.37      0.34
   Net realized and unrealized
     gain (loss) on investments............         0.08          0.07      0.07     (0.02)       0.17     (0.18)

Less dividends and distributions:
   Dividends to shareholders from
     net investment income.................        (0.18)        (0.36)    (0.37)    (0.37)      (0.37)    (0.34)
   Dividends to shareholders from net
     realized gains on investments.........           --            --        --        --          --     (0.00)(1)
                                                  ------        ------    ------    ------      ------    ------
Net asset value, end of period.............       $10.48        $10.40    $10.33    $10.26      $10.28    $10.11
                                                  ======        ======    ======    ======      ======    ======
Total return  .............................         3.16%         4.25%     4.34%     3.60%       5.42%     1.59%

Ratios/Supplemental Data:
   Net assets, end of period
      (000's omitted)......................      $92,271       $80,160   $55,714   $44,776     $51,828    67,253
   Ratio of expenses to average  net
      assets (Note 2):
   Expenses paid by the Fund...............         0.82%(3)      0.78%     0.70%(2)  0.70%(2)    0.70%(2)  0.70%
   Expense offset arrangement..............         0.00%(3)(4)   0.02       n/a       n/a         n/a       n/a
                                                   -----         -----     -----     -----       -----     -----
       Total expenses......................         0.82%(3)      0.80%     0.70%     0.70%       0.70%     0.70%
   Ratio of net investment income
     to average net assets.................         3.37%(3)      3.49%     3.55%     3.51%       3.67%     3.32%
   Portfolio turnover rate.................           17%           20%       48%       48%         39%       27%

--------------
(1) The distribution to shareholders from net realized gains was less than $0.01 per share.
(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets for the years ended June 30, 1997, 1996, 1995 and 1994, would have been 0.96%, 0.90%, 0.99%, and 1.01%, respectively. For the same periods, the total return of the Fund would have been 4.16%, 3.40%, 5.13%, and 1.28%, respectively. The expense payment agreement will terminate on July 1, 1997.
(3)   Annualized.
(4)   Less than 0.01%.

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 1998, there were three series of the Trust.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

            D. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for Federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 1998, the Fund incurred $115,962 for advisory services.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                                   (unaudited)

      Administrative Fee. The Trust has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1998, the Fund incurred $69,577 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund. For the six months ended December 31, 1998, the Fund incurred $115,962 for shareholder servicing/eligible institution services.

      Trustees' Fees and Expenses. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 1998, the Fund incurred $2,570 for these fees.

      3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.01% to 11.6% of investments. At December 31, 1998, the five largest holdings by state were Texas 11.6%; Illinois 10.4%; Arizona 6.1; Washington 5.9%; and New York 5.6%. For the six months ended December 31, 1998, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $29,347,668 and $15,487,546, respectively. Custody fees for the Fund were reduced by $1,399 as a result of an offset arrangement with the Fund's custodian.

      4. Shares of Beneficial Interest. Transactions in shares of beneficial interest were as follows:

                                                                 For the                For the
                                                            six months ended          year ended
                                                            December 31, 1998        June 30, 1998
                                                            -----------------        ------------
Shares beneficial interest sold ........................        4,651,753              6,840,210
Shares of beneficial interest issued in connection
   with reinvestment of dividends.......................           52,494                101,307
Shares of beneficial interest repurchased...............       (3,606,369)            (4,624,564)
                                                                ---------              ---------
Net increase ...........................................        1,097,878              2,316,953
                                                                =========              =========

      5. Federal Income Tax Status. At June 30, 1998, the Fund had a net capital loss carryover of approximately $220,000, which is available through June 30, 2004, to offset future capital gains to the extent provided by regulations. To the extent that this net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

The 59 Wall Street Trust

Investment Adviser and
  Administrator

Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor

59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent

Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to
prospective   investors  unless  preceded  or accompanied  by
an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Tax Free Short/Intermediate
Fixed Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.